Schedule of Investments (unaudited)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

California — 98.7%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$212,471
Alameda Corridor Transportation Authority RB
0.00%, 10/01/32 (NPFGC)(a)	745	515,646
0.00%, 10/01/47 (Call 10/01/37)(a)	1,630	785,577
0.00%, 10/01/48 (Call 10/01/37)(a)	665	319,752
0.00%, 10/01/49 (Call 10/01/37)(a)	665	319,211
0.00%, 10/01/50 (Call 10/01/37)(a)	2,195	1,050,362
0.00%, 10/01/51 (Call 10/01/37) (AGM)(a)	1,000	481,173
5.00%, 10/01/26 (PR 10/01/23)	300	306,114
5.00%, 10/01/52 (Call 10/01/32) (AGM)	285	299,545
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	258,900
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,050,634
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,048,047
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	622,134
Alameda County Transportation Commission RB
5.00%, 03/01/40 (Call 03/01/32)	4,215	4,745,974
5.00%, 03/01/41 (Call 03/01/32)	1,860	2,092,367
5.00%, 03/01/45 (Call 03/01/32)	2,000	2,235,216
Alhambra Unified School District GO, Series B, 0.00%, 08/01/39(a)	5,100	2,566,981
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	842,103
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	951,221
Anaheim Housing & Public Improvements Authority RB
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	206,673
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,560,078
Anaheim Public Financing Authority RB, 5.00%, 05/01/46 (PR 05/01/24)	6,830	7,067,117
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	527,039
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,251,273
4.00%, 04/01/42 (Call 04/01/27)	6,035	6,069,428
4.00%, 04/01/47 (Call 04/01/27)	1,500	1,493,950
4.00%, 04/01/49 (Call 04/01/27)	2,455	2,426,556
5.00%, 04/01/23	175	176,457
5.00%, 04/01/28	400	447,329
VRDN,2.00%, 04/01/53 (Put 04/01/24)(b)(c)	1,955	1,914,652
VRDN,2.13%, 04/01/53 (Put 04/01/25)(b)(c)	1,200	1,169,470
Series A, VRDN,2.95%, 04/01/47 (Put 10/01/25)(b)(c)	740	732,482
Series B, VRDN,2.85%, 04/01/47 (Put 04/01/25)(b)(c)	740	733,114
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	8,411,375
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,546,658
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	3,000	3,026,674
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	595	600,290
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	4,792,233
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	3,750	3,786,406
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,009,708
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	2,959,309
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	620	460,645
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	2,000	2,308,111
Bay Area Water Supply & Conservation Agency RB,
Series A, 5.00%, 10/01/34 (Call 04/01/24)	1,350	1,360,967
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,022,575
5.00%, 10/01/49 (PR 04/01/26)	250	269,649
5.25%, 04/01/40	1,480	1,818,649
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,153,843

	Par
Security	(000)	Value

California (continued)
Series T-1, 5.00%, 03/15/39	$700	$837,931
Series U-3, 5.00%, 06/01/43	2,360	2,800,763
Series U-6, 5.00%, 05/01/45	5,010	5,928,610
Series U-7, 5.00%, 06/01/46	2,650	3,128,506
Series V-1, 5.00%, 05/01/29	500	571,925
Series V-1, 5.00%, 05/01/49	7,260	8,568,718
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/23	100	102,138
5.00%, 10/01/26 (Call 04/01/26)	3,240	3,497,314
5.00%, 10/01/28 (Call 04/01/28)	545	610,689
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,068,775
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,156,454
5.00%, 10/01/48 (Call 04/01/28)	125	134,191
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,313,489
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	525,371
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	253,789
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	318,678
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	897,233
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,528,052
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	825,371
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	761,414
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,113,349
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	525,450
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	512,719
California State Public Works Board RB
4.00%, 11/01/41 (Call 11/01/31)	2,510	2,532,539
5.00%, 02/01/23	5,000	5,022,286
5.00%, 08/01/28	1,000	1,123,766
5.00%, 11/01/40 (Call 11/01/31)	1,000	1,114,774
5.00%, 11/01/46 (Call 11/01/31)	3,100	3,379,455
Series A, 5.00%, 09/01/25 (Call 09/01/24)	2,600	2,708,616
Series A, 5.00%, 02/01/26	2,000	2,146,800
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,620	2,728,536
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,316,742
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,294,421
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,038,986
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,035,687
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	698,647
Series B, 5.00%, 10/01/23	180	183,788
Series B, 5.00%, 10/01/27	340	376,472
Series B, 5.00%, 10/01/29 (Call 10/01/27)	250	276,472
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,068,782
Series C, 5.00%, 11/01/27	1,100	1,219,885
Series C, 5.00%, 11/01/29	1,530	1,755,696
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,695,576
Series D, 5.00%, 06/01/25	350	370,960
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	344,116
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	905,747
Series F, 5.00%, 05/01/23	795	803,859
Series F, 5.00%, 05/01/25	300	317,392
Series F, 5.00%, 05/01/27 (Call 05/01/25)	930	981,489
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	369,281
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,990	2,033,709
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,313,235
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	982,975
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,656,089
Series I, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,460,402

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
California State University RB
5.00%, 11/01/26	$370	$402,813
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,480,310
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,005	2,024,356
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	198,853
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	920,007
Series A, 5.00%, 11/01/24 (PR 11/01/23)	1,575	1,611,466
Series A, 5.00%, 11/01/26 (PR 11/01/24)	400	418,528
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,085	1,169,105
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	418,528
Series A, 5.00%, 11/01/28 (PR 11/01/24)	3,370	3,526,094
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,020	1,098,052
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,425	1,491,005
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	571,247
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	528,391
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,662,766
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	550,554
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,611,681
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,092,638
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	529,569
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,569,478
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	2,928,326
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	486,147
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	521,575
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,662,950
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	523,159
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	679,764
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,729,685
Series A, 5.00%, 11/01/44 (PR 11/01/24)	1,290	1,349,751
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	790,904
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,346,299
Series A, 5.00%, 11/01/48 (Call 11/01/28)	3,550	3,772,461
Series B-3, VRDN,4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,245	3,260,772
Series C, 4.00%, 11/01/45 (Call 11/01/30)	2,720	2,668,458
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	252,438
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	2,000	2,102,649
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	287,806
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	250,469
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	2,884,177
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	206,825
Series D, 0.00%, 08/01/26(a)	545	489,131
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,031,386
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,025,708
Series 2016, 5.00%, 08/01/24 (PR 08/01/23)	115	116,943
Series 2016, 5.00%, 08/01/27 (PR 08/01/23)	500	508,446
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,500	1,525,339
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	2,800	2,847,299
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,273,905
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	973,524
Chaffey Community College District GO, 3.00%, 06/01/33 (Call 06/01/28)	1,800	1,712,042
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	494,267
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	3,790	3,925,475

	Par
Security	(000)	Value

California (continued)
City & County of San Francisco CA GO
5.00%, 06/15/26	$500	$541,872
5.00%, 06/15/27	500	552,873
Series R, 5.00%, 06/15/28	3,500	3,943,794
Series R1, 5.00%, 06/15/24 (Call 06/15/23)	175	177,408
Series R1, 5.00%, 06/15/25	1,315	1,396,222
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	550	557,438
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,681,574
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,161,120
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,582,611
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	495,078
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,478,324
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,451,163
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,067,057
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,000	1,069,305
Series B, 5.00%, 06/01/23	760	769,996
Series B, 5.00%, 06/01/27	3,850	4,257,372
Series C, 5.00%, 06/01/29	2,000	2,293,620
Series C, 5.00%, 06/01/30	2,000	2,330,020
Series C, 5.00%, 06/01/32	2,500	2,984,562
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	945,341
City of Los Angeles Department of Airports RB
5.00%, 05/15/28.	280	312,757
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,066,549
Series A, 5.00%, 05/15/26	1,000	1,077,128
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,217,506
Series A, 5.00%, 05/15/36 (Call 11/15/29)	5,330	5,926,840
Series A, 5.00%, 05/15/39 (Call 11/15/29)	4,430	4,873,469
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,425	1,561,383
Series B, 5.00%, 05/15/25	1,135	1,199,589
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,146,780
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,100	2,376,734
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,109,227
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,205	2,401,446
Series B, 5.00%, 05/15/48 (Call 05/15/31)	450	487,840
Series C, 5.00%, 05/15/25	500	528,087
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,815,734
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,600,833
City of Riverside CA Electric Revenue RB
Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,134,805
Series A, 5.00%, 10/01/48 (Call 04/01/29)	3,690	3,978,645
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	518,634
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,052,294
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,423,985
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,035	1,081,682
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,546,964
5.00%, 11/01/25	445	476,440
5.00%, 11/01/25 (Call 05/01/25)	1,700	1,800,097
5.00%, 11/01/27 (Call 11/01/26)	1,945	2,122,818
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,528,562
5.00%, 11/01/31 (Call 11/01/26)	1,945	2,115,169
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,052,860
5.00%, 11/01/34 (Call 11/01/26)	1,740	1,867,874
5.00%, 11/01/42 (PR 11/01/24)	4,325	4,525,328

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 11/01/33 (Call 11/01/26)	$1,835	$1,980,161
Series A, 5.00%, 11/01/50 (Call 11/01/30)	6,380	6,914,852
Series B, 5.00%, 11/01/50 (Call 11/01/27)	2,000	2,109,829
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,097,958
City of San Jose CA GO
Series A, 5.00%, 09/01/39 (Call 03/01/31)	3,150	3,535,552
Series A, 5.00%, 09/01/42 (Call 03/01/31)	6,075	6,704,618
Series A, 5.00%, 09/01/43 (Call 03/01/31)	2,000	2,199,224
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	2,863,519
Series C, 5.00%, 09/01/28	370	418,284
Clovis Unified School District GO
4.00%, 08/01/40 (PR 08/01/25)	115	119,099
Series D, 4.00%, 08/01/40 (Call 08/01/25)	135	135,424
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	316,785
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,226,678
5.00%, 08/01/31 (Call 08/15/25)	2,335	2,488,133
5.00%, 08/01/36 (PR 08/01/27)	1,500	1,662,031
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,515,926
Series A, 5.00%, 08/01/24 (PR 08/01/23)	565	574,770
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	1,892,163
Series B, 0.00%, 08/01/27 (AGM)(a)	320	278,389
Series B, 0.00%, 08/01/28 (AGM)(a)	150	125,995
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	496,663
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	411,559
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,149,479
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	3,475	3,533,701
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,253,493
Contra Costa Water District RB
4.00%, 10/01/46 (Call 10/01/31)	3,440	3,465,870
Series W, 5.00%, 10/01/51 (Call 10/01/31)	5,775	6,395,730
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,028,562
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,057,724
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	820,172
County of Santa Clara CA GO
Series B, 5.00%, 08/01/34 (Call 08/01/32)	5,890	6,883,526
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	761,124
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	504,201
5.00%, 08/01/37 (PR 02/01/26)	1,000	1,073,716
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	977,399
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/24	425	440,405
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,000	1,005,744
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,005	1,064,008
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	264,665
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	317,561
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	570,058
Series A, 5.00%, 06/01/37 (Call 06/01/32)	2,000	2,308,299
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,145,281
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,061,079
Series B, 5.00%, 06/01/23	1,510	1,529,258
Series B, 5.00%, 06/01/24	850	880,810
Series B, 5.00%, 06/01/25	325	344,463
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,421,263
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,097,684

	Par
Security	(000)	Value

California (continued)
Series C, 4.00%, 06/01/45 (Call 06/01/25)	$4,660	$4,675,428
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,372,264
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,365,602
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,062,588
El Camino Community College District Foundation (The) GO
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	499,267
Series C, 0.00%, 08/01/32(a)	700	502,877
Series C, 0.00%, 08/01/33(a)	125	85,966
Series C, 0.00%, 08/01/34(a)	2,050	1,349,339
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	257,533
El Monte Union High School District GO, Series B, 4.00%, 06/01/46 (Call 06/01/27)	3,950	3,852,893
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,000	1,960,962
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	104,292
Series C, 0.00%, 08/01/46(a)	985	329,713
Series C, 0.00%, 08/01/51(a)	1,155	310,190
Foothill-De Anza Community College District GO
0.00%, 08/01/36(a)	950	567,814
4.00%, 08/01/40 (Call 08/01/26)	3,960	3,993,405
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	4,347,383
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	476,010
0.00%, 01/15/34 (AGM)(a)	3,500	2,280,816
0.00%, 01/15/35 (AGM)(a)	300	185,122
Series A, 0.00%, 01/01/23 (ETM)(a)	225	224,553
Series A, 0.00%, 01/15/23 (AGM)(a)	500	498,394
Series A, 0.00%, 01/01/25 (ETM)(a)	880	831,891
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,069,820
Series A, 0.00%, 01/01/28 (ETM)(a)	440	380,633
Series A, 0.00%, 01/01/29 (ETM)(a)	500	419,965
Series A, 0.00%, 01/01/30 (ETM)
(AGC-ICC, AGM-CR)(a)	320	260,940
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	872,241
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,658,372
Series A, 4.00%, 01/15/46 (Call 01/15/31)	12,000	11,016,585
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,069,164
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,538,791
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	3,888,660
Series B-1, VRDN,3.95%, 01/15/53 (Call 07/15/27)(b)(c)	1,200	1,056,509
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	1,080	1,105,950
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	1,957,080
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	3,407,766
Series A, 4.00%, 08/01/46 (Call 08/01/27)	10,405	10,376,211
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,068,428
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	350	363,304
Grossmont Union High School District GO, Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	140	133,616
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	967,533
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	995,719
Hayward Unified School District GO
5.00%, 08/01/38 (PR 08/01/24)	6,000	6,243,300
Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	963,973

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Hillsborough City School District GO
0.00%, 09/01/30(a)	$4,995	$3,885,446
0.00%, 09/01/31(a)	5,075	3,816,499
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	527,421
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,062,188
Lodi Unified School District/CA GO, 3.00%, 08/01/43 (Call 08/01/27)	5,465	4,475,080
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	158,490
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	390,587
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	291,043
Long Beach Unified School District GO
3.00%, 08/01/47 (Call 08/01/29)	1,575	1,235,480
Series B, 3.00%, 08/01/48 (Call 08/01/29)	3,150	2,451,089
Series B, 3.00%, 08/01/50 (Call 08/01/29)	7,320	5,625,214
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	488,234
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,137,630
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	97,593
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,127,518
Series A, 5.00%, 08/01/23	985	1,002,098
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,312,352
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	244,764
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	489,528
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,505	4,692,180
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,765	4,962,983
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	546,813
Series C, 5.00%, 08/01/25	345	366,211
Series C, 5.00%, 06/01/26	2,395	2,585,241
Series J, 4.00%, 08/01/41 (Call 08/01/27)	3,445	3,461,958
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	741,297
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,035,195
Series K, 4.00%, 08/01/36 (Call 08/01/26)	2,435	2,484,646
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,482,314
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,240	2,267,916
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	490,011
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,063,657
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/37 (Call 06/01/30)	1,250	1,290,370
Series A, 5.00%, 06/01/24	1,000	1,038,045
Series A, 5.00%, 07/01/24	2,185	2,270,777
Series A, 5.00%, 06/01/25	4,050	4,294,553
Series A, 5.00%, 06/01/27	310	342,385
Series A, 5.00%, 06/01/28	1,130	1,271,162
Series A, 5.00%, 07/01/28 (Call 07/01/27)	250	276,527
Series A, 5.00%, 06/01/30	3,950	4,597,753
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,000	2,325,993
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,892,428
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	299,196
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,010	3,459,443
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,020	2,355,672
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,095,470
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,083,076
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,502,531
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,114,727
Series A, 5.00%, 07/01/39 (Call 07/01/31)	1,500	1,686,486
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,332,828

	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 07/01/42 (Call 07/01/27)	$2,400	$2,562,678
Los Angeles County Public Works Financing Authority RB
4.00%, 12/01/46 (Call 12/01/31)	2,000	1,928,755
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	513,972
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	1,890,120
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	555,798
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,087,212
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	4,275	4,268,400
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	533,002
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/25 (Call 01/01/24)	1,100	1,102,244
Series A, 5.00%, 07/01/28 (Call 01/01/28)	975	1,085,112
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,049,375
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	895,950
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,623,661
Series B, 5.00%, 07/01/23	195	197,955
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,585,569
Series B, 5.00%, 07/01/31 (Call 07/01/23)	955	968,306
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	1,980,454
Series C, 5.00%, 07/01/23	100	101,515
Series C, 5.00%, 07/01/49 (Call 07/01/29)	2,455	2,639,767
Los Angeles Department of Water & Power RB
5.00%, 07/01/42 (Call 01/01/32)	4,665	5,193,973
5.00%, 07/01/43 (Call 07/01/32)	1,660	1,852,150
5.00%, 07/01/51 (Call 07/01/31)	2,575	2,797,505
Series A, 5.00%, 07/01/26	3,635	3,942,861
Series A, 5.00%, 07/01/27	1,400	1,548,740
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	2,608,876
Series B, 5.00%, 07/01/40 (Call 07/01/30)	1,500	1,660,185
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,134,664
Series D, 5.00%, 07/01/37 (Call 07/01/29)	3,865	4,262,077
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,612,892
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	653,249
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	733,781
Series B, 5.00%, 07/01/26 (Call 06/01/26)	2,000	2,165,654
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,014,282
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/35 (Call 01/01/26)	2,810	2,985,482
5.00%, 07/01/40 (Call 07/01/32)	4,130	4,677,097
5.00%, 07/01/42 (Call 01/01/32)	1,255	1,401,440
5.00%, 07/01/42 (Call 07/01/32)	1,135	1,273,593
5.00%, 07/01/52 (Call 01/01/32)	1,000	1,092,563
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,402,051
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,117,580
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,109,213
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,217,387
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,060,821
Series A, 5.00%, 07/01/50 (Call 07/01/30)	1,000	1,082,149
Series B, 4.00%, 07/01/27	415	439,988
Series B, 5.00%, 07/01/23	290	294,395
Series B, 5.00%, 01/01/24 (Call 12/01/23)	330	338,304
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,415	2,450,217
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	527,608
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	593,491
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	8,114,717

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series B, 5.00%, 07/01/33 (Call 07/01/23)	$500	$506,850
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	2,606,243
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	260,869
Series B, 5.00%, 07/01/48 (Call 07/01/28)	4,025	4,291,547
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,010	1,049,171
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	2,811,837
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/27 (Call 01/01/24)	875	876,785
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,354,117
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,042,289
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,050,402
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	593,321
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	507,054
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,332,844
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	956,895
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,076,617
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,056,085
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,600,593
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	3,807,452
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	512,729
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	512,729
Los Angeles Unified School District/CA GO
4.00%, 07/01/32 (Call 01/01/31)	440	477,180
5.00%, 07/01/23	2,000	2,030,425
5.00%, 07/01/25	2,000	2,125,555
5.00%, 07/01/26	750	813,788
5.00%, 07/01/27	1,250	1,381,663
5.00%, 07/01/28	645	725,935
5.00%, 07/01/28 (Call 07/01/24)	1,155	1,198,699
5.00%, 07/01/29	1,000	1,143,886
5.00%, 07/01/36 (Call 01/01/33)	1,000	1,157,958
5.00%, 07/01/39 (Call 01/01/33)	1,405	1,601,583
5.25%, 07/01/47 (Call 01/01/33)	750	845,148
Series A, 5.00%, 07/01/23	625	634,508
Series A, 5.00%, 07/01/24	7,000	7,275,908
Series A, 5.00%, 07/01/25	5,270	5,600,836
Series A, 5.00%, 07/01/26	6,125	6,645,937
Series A, 5.00%, 07/01/27	3,500	3,868,656
Series A, 5.00%, 07/01/28	2,785	3,134,463
Series A, 5.00%, 07/01/29	1,850	2,116,189
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,059,607
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,000	1,143,803
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,153,697
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,081,270
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	1,455	1,622,254
Series B-1, 4.00%, 07/01/24	740	757,765
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	556,573
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	556,571
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,203,425
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,082,655
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	3,075	3,319,051
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	857,933
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,000	1,086,117
Series C, 4.00%, 07/01/39 (Call 07/01/30)	2,620	2,659,111
Series C, 4.00%, 07/01/44 (Call 07/01/30)	8,695	8,588,329
Series C, 5.00%, 07/01/24	1,000	1,039,416
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	477,695
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	1,868,387
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	778,021
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	3,600,481

	Par
Security	(000)	Value

California (continued)
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	$200	$201,901
Series RYQ, 5.00%, 07/01/28	1,145	1,288,675
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	600	602,436
Manhattan Beach Unified School District GO, 4.00%, 09/01/46 (Call 09/01/28)	5,000	4,955,859
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/01/27)	2,400	2,538,253
Mendocino-Lake Community College District GO
0.00%, 08/01/51 (PR 08/01/25) (BAM)(a)	7,000	1,683,099
Series B, 0.00%, 08/01/51 (AGM)(a)	250	60,812
Menlo Park City School District GO, Series 2006, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	408,762
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	4,747,871
Metropolitan Water District of Southern California RB
5.00%, 10/01/27	175	194,949
5.00%, 10/01/29	2,000	2,310,826
5.00%, 10/01/31	2,000	2,390,687
5.00%, 10/01/33 (Call 10/01/32)	1,000	1,195,174
5.00%, 07/01/37 (Call 01/01/29)	1,000	1,109,056
5.00%, 10/01/39 (Call 04/01/31)	1,680	1,907,094
Series A, 2.50%, 07/01/26	230	227,922
Series A, 5.00%, 07/01/25	125	132,750
Series A, 5.00%, 07/01/26	1,000	1,083,979
Series A, 5.00%, 07/01/27	790	873,211
Series A, 5.00%, 07/01/30 (PR 01/01/26)	1,000	1,071,940
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,075	1,223,279
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,020	2,275,400
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,525	1,618,376
Series A, 5.00%, 10/01/49 (Call 10/01/29)	4,550	4,961,140
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,120,803
Series C, 5.00%, 10/01/27	975	1,086,147
Series E, 5.00%, 07/01/23	1,220	1,238,772
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	3,023,618
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	10,000	10,630,741
Mount Diablo Unified School District/CA GO, Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	400	430,575
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,084,983
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,014,763
Series A, 4.00%, 08/01/49 (Call 08/01/29)	8,750	8,566,260
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	262,445
Municipal Improvement Corp. of Los Angeles RB
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,451,612
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	541,453
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,138,760
Newport Mesa Unified School District GO
0.00%, 08/01/35(a)	2,000	1,250,516
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	395,336
Series 2005, 0.00%, 08/01/34(a)	1,715	1,127,545
Series 2005, 0.00%, 08/01/36(a)	2,625	1,562,661
Series 2005, 0.00%, 08/01/38(a)	500	268,859
Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	1,050	1,032,520
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,049,142
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,500	6,511,070
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,248,167

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Orange County Local Transportation Authority RB
5.00%, 02/15/25	$1,110	$1,170,206
5.00%, 02/15/30 (Call 02/15/29)	500	568,201
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,625,046
Orange County Sanitation District COP, 5.00%, 02/01/33 (Call 02/01/31)	1,000	1,165,356
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	7,300	7,269,796
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,263,027
Series C, 5.00%, 08/15/25	175	186,425
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	5,000	5,320,692
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,615,538
Series C, 4.00%, 08/01/40 (PR 08/01/25)	250	259,501
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,068,371
Peninsula Corridor Joint Powers Board/CA RB, 5.00%, 06/01/47 (Call 06/01/31)	2,025	2,226,556
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	234,195
Series D, 0.00%, 08/01/42(a)	200	84,509
Series D, 0.00%, 08/01/46(a)	1,300	433,952
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,010	2,179,400
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,126,216
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	997,456
Poway Unified School District GO
0.00%, 08/01/33(a)	250	169,075
0.00%, 08/01/35(a)	500	304,956
0.00%, 08/01/36(a)	1,000	579,557
0.00%, 08/01/38(a)	755	393,703
0.00%, 08/01/46(a)	4,445	1,445,870
Series A, 0.00%, 08/01/31(a)	790	583,839
Series A, 0.00%, 08/01/32(a)	450	318,403
Series B, 0.00%, 08/01/34(a)	7,165	4,604,050
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	4,895,768
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	500	537,796
Riverside County Transportation Commission RB
5.00%, 06/01/25.	420	445,256
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	438,512
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,450	1,470,130
Series A, 5.75%, 06/01/48 (PR 06/01/23)	1,000	1,016,589
Series B, 0.00%, 06/01/41(a)	2,500	1,024,286
Series B, 5.00%, 06/01/24	685	710,034
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	343,499
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,085,276
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,520	1,642,487
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,076,656
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,463,320
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	1,154	1,126,350
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	4,025	3,868,417
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	1,100	1,049,251
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	6,020	5,555,003
Riverside County Transportation Commission Sales Tax Revenue RB
5.00%, 06/01/30 (Call 12/01/27)	2,500	2,778,673
Series B, 5.00%, 06/01/29 (Call 12/01/27)	1,500	1,668,058

	Par
Security	(000)	Value

California (continued)
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	$1,000	$1,001,533
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,046,774
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	744,428
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,473,880
Series A, 5.00%, 12/01/27	750	833,401
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	2,777,519
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,016,315
Series A, 5.00%, 12/01/50 (Call 12/01/30)	875	947,788
Sacramento Municipal Utility District RB
5.00%, 08/15/26	265	286,864
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,145,622
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(b)(c)	3,245	3,276,768
Series B, VRDN,5.00%, 08/15/49 (Put 10/15/25)(b)(c)	1,000	1,048,164
Series E, 5.00%, 08/15/23	450	458,141
Series E, 5.00%, 08/15/24	505	526,275
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,138,903
Series H, 4.00%, 08/15/45 (Call 08/15/30)	5,375	5,349,109
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,340	3,615,797
Series I, 5.00%, 08/15/27	1,000	1,102,782
Series K, 5.25%, 07/01/24 (AMBAC)	130	133,774
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/16/27)	500	531,694
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,534,402
5.00%, 11/15/26 (Call 11/15/25)	2,350	2,498,756
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,192,864
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	500	525,662
5.00%, 08/01/24	500	519,859
5.00%, 08/01/27 (Call 08/01/26)	500	542,953
5.00%, 08/01/28 (Call 08/01/26)	1,450	1,573,844
5.00%, 08/01/30 (PR 08/01/26)	650	706,443
5.00%, 08/01/31 (PR 08/01/26)	2,035	2,211,710
5.00%, 08/01/41 (PR 08/01/26)	2,000	2,173,671
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	250	254,356
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	4,995	5,082,039
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/46 (Call 07/01/31)	2,000	1,920,768
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,648,139
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,114,355
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,034,704
Series A, 5.00%, 07/01/43 (PR 07/01/23)	255	258,805
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	416,819
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	414,254
Series A, 5.00%, 07/01/51 (Call 07/01/31)	2,000	2,084,993
Series A, 5.00%, 07/01/56 (Call 07/01/31)	2,000	2,084,123
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/48 (Call 04/01/30)	2,500	2,481,768
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,112,621
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,115	2,220,885
Series A, 5.00%, 04/01/48 (PR 04/01/24)	2,710	2,798,715
Series B, 5.00%, 04/01/48 (Call 04/01/31)	4,380	4,852,328
San Diego County Water Authority RB
Series A, 5.00%, 05/01/47 (Call 05/01/32)	2,000	2,235,675

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 05/01/52 (Call 05/01/32)	$1,570	$1,732,858
Series B, 4.00%, 05/01/38 (Call 05/01/31)	2,500	2,564,602
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,710	5,279,904
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/24	570	590,232
5.00%, 05/15/25	1,000	1,059,110
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	539,645
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	539,464
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,040,575
Series B, 5.00%, 08/01/23	165	167,776
Series B, 5.00%, 08/01/24	1,000	1,040,384
Series B, 5.00%, 08/01/25	255	271,287
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,627,217
San Diego Unified School District/CA GO
3.00%, 07/01/37 (Call 07/01/30)	2,400	2,134,887
4.00%, 07/01/51 (Call 07/01/31)	2,300	2,240,852
5.00%, 07/01/31 (PR 07/01/23)	8,985	9,119,068
Series C, 0.00%, 07/01/30(a)	840	662,937
Series C, 0.00%, 07/01/35(a)	300	188,997
Series C, 0.00%, 07/01/36(a)	1,240	741,937
Series C, 0.00%, 07/01/38(a)	1,930	1,036,466
Series C, 0.00%, 07/01/39(a)	1,100	557,374
Series C, 0.00%, 07/01/42(a)	215	92,588
Series C, 0.00%, 07/01/45(a)	2,780	1,029,133
Series C, 0.00%, 07/01/46(a)	500	175,973
Series C, 0.00%, 07/01/47(a)	1,100	368,564
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	672,010
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	945,196
Series C, 5.00%, 07/01/35 (PR 07/01/23)	2,450	2,486,557
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	893,012
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	500	488,556
Series E, 0.00%, 07/01/32(a)	690	503,388
Series E, 0.00%, 07/01/42(a)	1,340	968,348
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,183,596
Series E, 0.00%, 07/01/49(a)	4,000	1,215,956
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,458,247
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	437,124
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	1,968,868
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,059,360
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,015	1,995,988
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	979,836
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	4,000	3,123,424
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	2,411,216
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	3,345	3,300,938
Series R-1, 0.00%, 07/01/31(a)	1,820	1,382,816
Series R-2, 0.00%, 07/01/40(a)	800	705,754
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)(a)	450	396,252
Series R-3, 5.00%, 07/01/23	375	380,595
Series R-4, 5.00%, 07/01/24	325	337,604
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	371,741
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	191,307
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	955	1,034,014
Series SR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	521,367
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	220	229,061
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	250	252,555
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	200,391
San Francisco Bay Area Rapid Transit District GO
3.00%, 08/01/38 (Call 08/01/29)	1,625	1,431,883
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,005,065

	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 08/01/47 (Call 08/01/27)	$1,015	$1,068,408
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	2,888,569
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	1,002,866
Series C, 5.00%, 08/01/37 (PR 08/01/23)	1,925	1,957,518
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	4,025	3,741,929
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	2,500	1,938,343
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,044,413
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,308,776
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	975,176
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,010,715
Series A, 4.00%, 07/01/38 (Call 07/01/27)	2,000	2,017,432
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/52 (Call 05/01/32)	1,500	1,585,827
Series A, 5.00%, 05/01/26	1,000	1,074,636
Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	3,994,382
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	401,083
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,488,189
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	250,905
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	2,798,118
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,541,248
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,109,643
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	1,894,305
Series D, 5.00%, 05/01/24	1,025	1,059,571
Series D, 5.00%, 05/01/25	250	263,591
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,064,370
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	771,623
San Francisco City & County Public Utilities Commission Power Revenue RB, 4.00%, 11/01/51 (Call 05/01/31)	2,090	1,983,645
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/31 (Call 04/01/28)	1,400	1,565,566
5.00%, 10/01/45 (Call 10/01/31)	3,485	3,856,774
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	997,564
Series A, 4.00%, 10/01/47 (Call 10/01/31)	2,000	1,921,883
Series B, 4.00%, 10/01/35 (Call 10/01/23)	1,695	1,695,714
Series B, 4.00%, 10/01/39 (Call 10/01/23)	950	950,159
Series B, 4.00%, 10/01/42 (Call 10/01/23)	2,175	2,174,951
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,071,672
Series C, VRDN,2.13%, 10/01/48 (Put 10/01/23)(b)(c)	2,070	2,057,212
San Francisco County Transportation Authority RB
4.00%, 02/01/25	2,020	2,082,839
4.00%, 02/01/26	1,465	1,529,659
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46 (Call 03/01/27)	740	708,796
5.00%, 03/01/39 (PR 03/01/24)	3,000	3,092,263
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,242,018
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	501,485
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	2,000	2,081,100
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/23 (ETM)(a)	450	449,051
0.00%, 01/01/26 (ETM)(a)	280	256,734
0.00%, 01/01/28 (ETM)(a)	750	647,184
4.00%, 01/15/34 (Call 01/15/32)	1,065	1,076,456
5.00%, 01/15/31	1,500	1,640,368
5.00%, 01/15/33 (Call 01/15/32)	1,585	1,737,598
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	356,694

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 01/15/34 (PR 01/15/25)	$750	$789,555
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,421,919
Series A, 5.00%, 01/15/50 (PR 01/15/25)	3,750	3,947,775
San Jose Evergreen Community College District GO
3.00%, 09/01/40 (Call 09/01/28)	1,250	1,045,976
Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,562,859
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	1,010	1,023,032
San Jose Unified School District GO
0.00%, 08/01/29 (NPFGC)(a)	1,060	861,425
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,464,483
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	302,790
San Juan Unified School District GO
4.00%, 08/01/46 (Call 08/01/30)	1,095	1,067,163
Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,223,925
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	542,263
Series B, 0.00%, 08/01/38(a)	565	295,531
Series B, 0.00%, 08/01/47(a)	500	166,507
Series B, 0.00%, 08/01/51(a)	1,500	409,673
Series C, 5.00%, 08/01/40 (PR 02/01/24)	480	494,264
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (PR 09/01/25)	775	825,312
Series B, 0.00%, 09/01/26 (NPFGC)(a)	550	493,634
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,450,742
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	858,469
Series B, 5.00%, 09/01/45 (Call 09/01/28)	3,100	3,348,465
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	422,695
Series B, 5.00%, 08/01/25	3,240	3,442,637
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	2,235	2,207,703
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	449,855
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,915	1,823,731
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,241,238
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	251,847
Santa Barbara Unified School District, 4.00%, 08/01/44 (Call 08/01/28)	2,945	2,936,441
Santa Barbara Unified School District GO, Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,000	2,008,149
Santa Clara Unified School District GO
3.00%, 07/01/36 (Call 07/01/26)	3,370	3,149,156
Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	5,500	5,459,761
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	2,966,539
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,476,315
Santa Clara Valley Water District Safe Clean Water
Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,800	1,959,723
Santa Clara Valley Water District Safe Clean Water
Revenue RB, 5.00%, 08/01/47 (Call 08/01/32)	1,000	1,110,823
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,282,198
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	571,766
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	692,572
Series A, 5.00%, 08/01/43 (Call 08/01/28)	4,590	4,949,831
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,025,016
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,151,256

	Par
Security	(000)	Value

California (continued)
4.00%, 08/01/41 (Call 08/01/29)	$2,000	$2,024,142
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	1,003,752
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,221,070
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,135	2,143,633
Sonoma County Junior College District GO, Series B, 3.00%, 08/01/41 (Call 08/01/29)	1,500	1,262,689
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,007,914
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,106,697
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,024,626
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,070	1,122,742
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	998,533
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,044,722
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	1,965,208
Series C, 0.00%, 08/01/41(a)	650	294,790
Series C, 0.00%, 08/01/46(a)	1,000	336,582
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	532,735
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,000	2,129,806
4.00%, 12/01/35 (Call 06/01/31)	3,000	3,171,189
5.00%, 12/01/24	475	498,863
5.00%, 12/01/31 (Call 06/01/31)	2,555	3,018,552
5.00%, 12/01/35 (PR 06/01/29)	580	659,936
Series AS, 5.00%, 12/01/22 (ETM)	10	10,000
Series AS, 5.00%, 12/01/23	250	256,449
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,315	2,426,214
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,248,622
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,034,474
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,136,732
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,143,671
Series AX, 5.00%, 12/01/22	500	500,000
Series BA, 5.00%, 12/01/24	140	147,033
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	2,860,597
Series BB, 5.00%, 12/01/25	215	230,278
Series BB, 5.00%, 12/01/26	1,775	1,940,403
Series BB, 5.00%, 12/01/28	2,010	2,283,654
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,010	2,333,476
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	925	666,199
2.38%, 10/01/51 (Call 04/01/31)	2,000	1,294,925
3.00%, 10/01/32 (Call 04/01/23)	820	807,192
3.00%, 10/01/34 (Call 10/01/29)	1,865	1,736,062
3.00%, 11/01/34 (Call 11/01/30)	1,575	1,463,647
3.00%, 10/01/35 (Call 10/01/29)	1,850	1,696,705
3.00%, 10/01/36 (Call 10/01/29)	8,000	7,245,612
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,219,130
3.00%, 03/01/46 (Call 03/01/30)	1,000	794,804
3.00%, 03/01/50 (Call 03/01/30)	505	386,250
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,144,127
3.00%, 04/01/52 (Call 04/01/32)	2,000	1,519,500
4.00%, 03/01/24	1,500	1,529,691
4.00%, 04/01/24	1,155	1,179,319
4.00%, 03/01/25	475	490,667
4.00%, 11/01/25	240	250,122
4.00%, 03/01/27	5,000	5,291,469
4.00%, 10/01/27	1,740	1,854,139
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,519,662

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
4.00%, 09/01/33 (Call 09/01/26)	$3,560	$3,693,126
4.00%, 10/01/33 (Call 04/01/31)	2,750	2,948,689
4.00%, 09/01/34 (Call 09/01/26)	820	846,147
4.00%, 10/01/34 (Call 04/01/31)	1,500	1,588,783
4.00%, 11/01/34 (Call 11/01/27)	1,800	1,872,816
4.00%, 10/01/35 (Call 04/01/31)	1,735	1,815,067
4.00%, 03/01/36 (Call 03/01/30)	2,500	2,591,208
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,048,500
4.00%, 10/01/36 (Call 10/01/29)	2,125	2,213,430
4.00%, 10/01/36 (Call 04/01/31)	2,010	2,087,366
4.00%, 03/01/37 (Call 03/01/30)	1,000	1,027,644
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,572,120
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,048,817
4.00%, 11/01/38 (Call 11/01/30)	3,810	3,914,788
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,530,564
4.00%, 11/01/40 (Call 11/01/30)	1,150	1,172,555
4.00%, 10/01/41 (Call 04/01/31)	5,850	5,944,205
4.00%, 04/01/42 (Call 04/01/32)	1,680	1,708,151
4.00%, 10/01/44 (Call 10/01/29)	5,170	5,208,191
4.00%, 11/01/44 (Call 11/01/24)	975	977,322
4.00%, 03/01/45 (Call 03/01/25)	500	501,162
4.00%, 08/01/45 (Call 08/01/25)	250	250,672
4.00%, 03/01/46 (Call 03/01/30)	1,960	1,971,192
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,504,763
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,427,275
4.25%, 09/01/52 (Call 09/01/32)	1,310	1,336,968
5.00%, 12/01/22	1,835	1,835,000
5.00%, 08/01/23	955	971,768
5.00%, 09/01/23	5,000	5,098,026
5.00%, 03/01/24	3,965	4,091,896
5.00%, 08/01/24	750	781,662
5.00%, 09/01/24	1,030	1,075,551
5.00%, 11/01/24	1,910	2,002,127
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,332,748
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,004,307
5.00%, 03/01/25	250	263,708
5.00%, 04/01/25	2,700	2,853,264
5.00%, 08/01/25	4,640	4,938,838
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,514,793
5.00%, 10/01/25	1,000	1,068,179
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,160,297
5.00%, 11/01/25 (Call 11/01/23)	300	306,836
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,024,898
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,317,800
5.00%, 04/01/26	3,085	3,328,497
5.00%, 08/01/26	6,460	7,016,234
5.00%, 08/01/26 (Call 08/01/25)	1,780	1,893,279
5.00%, 10/01/26	2,000	2,179,284
5.00%, 10/01/26 (Call 04/01/26)	3,160	3,408,859
5.00%, 10/01/26	15	16,134
5.00%, 11/01/26	2,500	2,728,530
5.00%, 02/01/27 (Call 02/01/24)	1,835	1,842,904
5.00%, 03/01/27 (Call 03/01/25)	1,385	1,459,348
5.00%, 04/01/27	680	747,388
5.00%, 08/01/27	1,685	1,863,887
5.00%, 08/01/27 (Call 08/01/25)	525	558,196
5.00%, 08/01/27 (Call 08/01/26)	500	542,771
5.00%, 09/01/27	255	282,518
5.00%, 09/01/27 (Call 09/01/26)	3,640	3,958,020
5.00%, 10/01/27	2,770	3,073,777

	Par
Security	(000)	Value

California (continued)
5.00%, 10/01/27 (Call 04/01/23)	$475	$478,986
5.00%, 11/01/27	9,570	10,636,328
5.00%, 11/01/27 (Call 11/01/23)	700	715,823
5.00%, 12/01/27	2,585	2,877,581
5.00%, 08/01/28 (Call 08/01/26)	2,335	2,533,578
5.00%, 08/01/28 (Call 08/01/27)	2,385	2,634,488
5.00%, 09/01/28 (Call 09/01/26)	1,000	1,086,833
5.00%, 10/01/28	7,765	8,764,432
5.00%, 11/01/28	3,035	3,430,599
5.00%, 04/01/29	4,375	4,980,603
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,103,943
5.00%, 09/01/29 (Call 09/01/26)	3,145	3,415,262
5.00%, 10/01/29	9,505	10,911,468
5.00%, 10/01/29 (Call 04/01/23)	6,550	6,604,522
5.00%, 10/01/29 (Call 04/01/26)	750	807,558
5.00%, 11/01/29	1,500	1,724,336
5.00%, 11/01/29 (Call 11/01/27)	4,980	5,522,914
5.00%, 12/01/29	1,390	1,600,095
5.00%, 04/01/30	2,150	2,482,240
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,137,667
5.00%, 08/01/30 (Call 08/01/27)	620	684,133
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,124,033
5.00%, 10/01/30	3,000	3,490,945
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,044,294
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,187,936
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,153,202
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,151,674
5.00%, 04/01/31	2,250	2,634,363
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,171,384
5.00%, 10/01/31 (Call 10/01/24)	2,825	2,942,162
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,125,305
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,125,952
5.00%, 11/01/31 (Call 11/01/30)	4,000	4,657,030
5.00%, 03/01/32 (Call 03/01/30)	2,500	2,878,635
5.00%, 04/01/32	4,000	4,740,114
5.00%, 04/01/32 (Call 04/01/29)	1,225	1,387,225
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,063,786
5.00%, 09/01/32	1,895	2,256,404
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,257,044
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,040,744
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,140,660
5.00%, 10/01/32 (Call 10/01/31)	1,745	2,049,660
5.00%, 11/01/32 (Call 11/01/30)	2,550	2,963,064
5.00%, 12/01/32 (Call 06/01/26)	500	539,957
5.00%, 02/01/33 (Call 02/01/24)	2,000	2,008,615
5.00%, 03/01/33 (Call 03/01/30)	1,000	1,144,600
5.00%, 04/01/33	1,750	2,095,285
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,245,110
5.00%, 04/01/33 (Call 04/01/29)	840	950,753
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,108,206
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,663,015
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,619,477
5.00%, 09/01/33 (Call 09/01/32)	1,460	1,729,900
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,435,293
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,310,710
5.00%, 03/01/34 (Call 03/01/30)	3,600	4,100,296
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,231,015
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,114,190
5.00%, 12/01/34 (Call 12/01/30)	1,750	2,004,664
5.00%, 04/01/35 (Call 04/01/29)	1,000	1,118,253

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
5.00%, 04/01/35 (Call 04/01/32)	$1,365	$1,589,491
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,646,030
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,054,791
5.00%, 09/01/35 (Call 09/01/26)	3,985	4,269,880
5.00%, 10/01/35 (Call 04/01/26)	4,755	5,058,017
5.00%, 10/01/35	245	263,525
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,141,771
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,067,713
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,136,526
5.00%, 11/01/36 (Call 11/01/27)	3,290	3,559,446
5.00%, 11/01/36 (Call 11/01/28)	2,500	2,742,672
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,322,465
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,217,847
5.00%, 11/01/37 (Call 11/01/32)	7,500	8,643,970
5.00%, 02/01/38 (Call 02/01/24)	4,545	4,564,577
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,392,054
5.00%, 09/01/39 (Call 09/01/32)	4,770	5,439,903
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,297,065
5.00%, 11/01/39 (Call 11/01/28)	3,500	3,816,718
5.00%, 11/01/42 (Call 11/01/32)	2,500	2,820,883
5.00%, 04/01/43 (Call 04/01/23)	1,010	1,015,553
5.00%, 11/01/43 (Call 11/01/23)	4,725	4,796,563
5.00%, 10/01/44 (Call 10/01/24)	2,330	2,401,306
5.00%, 04/01/45 (Call 04/01/29)	3,145	3,399,589
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,529,395
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,576,253
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,051,912
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,194,831
5.00%, 04/01/47 (Call 04/01/32)	1,890	2,096,725
5.00%, 10/01/47 (Call 04/01/26)	3,850	4,023,931
5.00%, 11/01/47 (Call 11/01/27)	800	850,441
5.00%, 10/01/49 (Call 10/01/29)	2,000	2,158,023
5.25%, 08/01/31 (Call 08/01/25)	1,680	1,791,076
5.25%, 08/01/32 (AGM)	1,825	2,202,613
Series B, 5.00%, 08/01/24	815	849,406
Series B, 5.00%, 09/01/24	2,945	3,075,239
Series B, 5.00%, 09/01/25	1,880	2,004,627
Series B, 5.00%, 08/01/26	2,280	2,476,318
Series C, 5.00%, 09/01/26 (Call 09/01/25)	3,500	3,729,214
Series C, 5.00%, 08/01/27 (Call 08/01/26)	760	825,012
Series C, 5.00%, 08/01/32 (Call 02/01/25)	250	261,988
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	502,608
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	501,665
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	1,000	832,045
University of California RB
4.00%, 05/15/33 (Call 05/15/27)	4,000	4,172,655
4.00%, 05/15/34 (Call 05/15/25)	4,900	4,993,042
4.00%, 05/15/39 (Call 05/15/31)	2,500	2,550,849
5.00%, 05/15/29	4,000	4,578,514
5.00%, 05/15/30	3,000	3,494,632
5.00%, 05/15/40 (Call 05/15/32)	1,900	2,139,025
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,529,478
Series AF, 5.00%, 05/15/39 (Call 05/15/24)	1,000	1,011,791
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,010,813
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,305	3,331,022
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	4,465	4,516,317
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	5,760	5,832,321
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	124,207

	Par
Security	(000)	Value

California (continued)
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	$495	$506,861
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,205	5,390,632
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,159,687
Series AO, 5.00%, 05/15/23	1,020	1,032,094
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,192,647
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	423,551
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,171,175
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,039,717
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,019,091
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,191,468
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	3,490,087
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,584,373
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,147,449
Series AY, 5.00%, 05/15/25	1,300	1,377,480
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,104,195
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,312,531
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	5,002,190
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	823,691
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	5,630	6,036,317
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	264,948
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	535,508
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	1,500	1,606,520
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,029,070
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	676,595
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,485,139
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	2,000	2,301,806
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	1,500	1,673,501
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	950	948,000
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	2,020	1,985,382
Series I, 5.00%, 05/15/27 (Call 05/15/25)	430	454,915
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	370,264
Series I, 5.00%, 05/15/29 (Call 05/15/25)	200	211,555
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	2,924,926
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	570,284
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	2,975,656
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	533,110
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	246,982
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,092,062
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,165	1,230,142
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	263,168
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	533,748
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,056,789
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	540,590
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,000	1,038,764
Series Q, 4.00%, 05/15/37 (Call 05/15/31)	2,360	2,427,826
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	4,000	4,368,984
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	1,100	1,074,114
Series A, 4.00%, 08/01/50 (Call 08/01/25)	3,000	2,901,779
West Valley-Mission Community College District GO,
Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	251,118
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	990	683,713
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	825,600
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	245,343
Series C, 4.00%, 08/01/38 (PR 08/01/23)	500	505,110
		1,884,201,334
Total Long-Term Investments — 98.7%
(Cost: $1,965,164,992)		1,884,201,334

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds California Money Fund Portfolio, 1.33%(d)(e)	12,880	$12,873,693

Total Short-Term Securities — 0.7%
(Cost: $12,872,759)		12,873,693

Total Investments — 99.4%
(Cost: $1,978,037,751)		1,897,075,027

Other Assets Less Liabilities — 0.6%		11,224,819

Net Assets — 100.0%		$1,908,299,846

(a)	Zero-coupon bond.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$5,938,909	$6,929,979	(a)	$—	$3,871	$934	$12,873,693	12,880	$63,910	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,884,201,334	$—	$1,884,201,334
Money Market Funds	12,873,693	—	—	12,873,693
	$12,873,693	$1,884,201,334	$—	$1,897,075,027

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	AGM	Assured Guaranty Municipal Corp.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate	AGM-CR	AGM Insured Custodial Receipt

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
November 30, 2022

Portfolio Abbreviation (continued)

AMBAC	Ambac Assurance Corp.	GO	General Obligation
BAM	Build America Mutual Assurance Co.	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	PR	Prerefunded
ETM	Escrowed to Maturity	RB	Revenue Bond
FGIC	Financial Guaranty Insurance Co.